Consolidated Statements of Equity Statement (USD $) In Thousands, except Share data, unless otherwise specified		Total USD ($)	Series A Preferred Stock [Member]	Common Class B [Member]	Common Class C [Member]	Common Stock [Member] USD ($)		Treasury Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Retained Earnings [Member] USD ($)	Series A Preferred Stock [Member] USD ($)
Temporary equity, beginning balance at Dec. 29, 2009		$ 0
Beginning balance at Dec. 29, 2009		28,550				0	[1]	(67,513)	104,184	(394)	(7,727)	0
Beginning balance, shares at Dec. 29, 2009						24,462,846	[1]	11,897,375				5,898,709
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		147				0	[1]		147
Exercise of stock options, shares	[1]					59,990
Stock-based compensation expenses		1,987							1,987
Equity recapitalization—Preferred shares converted to common		0				0	[1]
Equity recapitalization—Preferred shares converted to common, shares						11,797,418	[1]					5,898,709
Cancellation of outstanding treasury stock		0				0	[1]	67,513	67,513
Cancellation of outstanding treasury stock, shares						(11,897,375)	[1]	(11,897,375)
Conversion of outstanding common stock into the right to receive cash, net of rollover equity		(194,830)				(19)	[1]		(194,849)
Conversion of outstanding common stock into the right to receive cash, net of rollover equity, shares	[1]					(22,491,822)
Accelerated vesting of unvested outstanding stock options		3,706							3,706
Cash settlement of outstanding options, net of rollover equity		(16,441)				(4)	[1]		(16,445)
Cash settlement of outstanding options, net of rollover equity, shares	[1]					418,711
Issuance of common stock, net of transaction expenses		173,889				209	[1],[2]		173,680
Issuance of common stock, net of transaction expenses, shares				6,292,640	1	20,887,401	[1]
Net income		2,378									2,378
Unrealized income on cash flow hedges, net of tax		120								120
Increase (Decrease) in Temporary Equity [Roll Forward]
Cash settlement of outstanding options, net of rollover equity		2,572
Temporary equity, ending balance at Dec. 28, 2010		2,572
Ending balance at Dec. 28, 2010		(494)				232	[1],[3]	0	4,897	(274)	(5,349)	0
Ending balance, shares at Dec. 28, 2010				6,292,640	1	23,237,169	[1]	0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		16				0	[1]		16
Exercise of stock options, shares	[1]					1,815
Tax benefit on exercise of stock options		109							109
Stock-based compensation expenses		1,402							1,402
2010 Merger-transaction expenses		(133)							(133)
Issuance of common stock, net of transaction expenses, shares				6,292,640	1
Net income		3,829									3,829
Unrealized income on cash flow hedges, net of tax		222								222
Temporary equity, ending balance at Jan. 03, 2012		2,572
Ending balance at Jan. 03, 2012		4,951				232	[1],[3]	0	6,291	(52)	(1,520)	0
Ending balance, shares at Jan. 03, 2012				6,292,640	1	23,238,984	[1]	0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Tax benefit on exercise of stock options		27							27
Stock-based compensation expenses		1,315							1,315
2010 Merger-transaction expenses		(48)							(48)
Issuance of common stock, net of transaction expenses, shares				6,292,640	1
Temporary equity related to put options		(1,029)									(1,029)
Net income		5,163									5,163
Unrealized income on cash flow hedges, net of tax		28								28
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity related to put options		1,029
Temporary equity, ending balance at Jan. 01, 2013		3,601
Ending balance at Jan. 01, 2013		$ 10,407				$ 232	[1],[3]	$ 0	$ 7,585	$ (24)	$ 2,614	$ 0
Ending balance, shares at Jan. 01, 2013				6,292,640	1	23,238,984	[1]	0				0

[1]	Unless otherwise noted, activity relates to Class A common stock
[2]	Represents issuance of 14,594,760 shares of Class A common stock, 6,292,640 shares of Class B common stock and one share of Class C common stock
[3]	Includes 6,292,640 shares of Class B common stock and one share of Class C common stock